Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of Intangible assets

	2017			2016
Cost	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
	£m	£m	£m	£m	£m	£m
At 1 January	17,756	2,095	19,851	16,483	2,190	18,673
Currency translation and other adjustments	283	(3)	280	1,273	76	1,349
Additions	—	384	384	—	480	480
Disposals and write-off of fully amortised assets	—	(217)	(217)	—	(651)	(651)
At 31 December	18,039	2,259	20,298	17,756	2,095	19,851

Accumulated amortisation and impairment
At 1 January	12,198	1,173	13,371	10,925	1,211	12,136
Currency translation and other adjustments	283	(5)	278	1,273	70	1,343
Disposals and write-off of fully amortised assets	—	(145)	(145)	—	(471)	(471)
Charge for the year	—	222	222	—	204	204
Write down of goodwill and other intangible assets	—	29	29	—	159	159
At 31 December	12,481	1,274	13,755	12,198	1,173	13,371

Net book value at 31 December	5,558	985	6,543	5,558	922	6,480

Note:

(1)	Principally internally generated software.

Schedule of key assumptions applied in calculating the recoverable amount and sensitivities to changes in those assumptions

					Consequential impact of 1%		Consequential impact of 5%		Break
		Assumptions		Recoverable	adverse movement in		adverse movement		even
		Terminal	Pre-tax	amount exceeded	Discount	Terminal	Forecast	Forecast	discount
	Goodwill	growth rate	discount rate	carrying value	rate	growth rate	Income	cost	rate
31 December 2017	£bn	%	%	£bn	£bn	£bn	£bn	£bn	%
UK Personal & Business Banking	3.4	2.0	13.1	9.7	(1.8)	(1.2)	(1.3)	(0.6)	21.6
Commercial Banking	1.9	2.0	12.9	1.3	(1.2)	(0.8)	(0.7)	(0.4)	13.9
RBS International	0.3	2.0	11.0	0.6	(0.4)	(0.3)	(0.1)	—	12.8

31 December 2016
UK Personal & Business Banking	3.4	2.5	12.8	14.6	(2.3)	(1.5)	(1.2)	(0.6)	27.0
Commercial Banking	1.9	2.5	12.9	2.1	(1.2)	(0.8)	(0.7)	(0.4)	14.7
RBS International	0.3	2.5	10.9	0.2	(0.3)	(0.2)	(0.1)	—	11.7